Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Net balance	R$ 14,413	R$ 19,590	R$ 15,732
Cost
Property, plant and equipment
Net balance	30,131	34,717	30,120
Accumulated depreciation
Property, plant and equipment
Net balance	R$ (15,718)	R$ (15,127)	(14,388)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 288	R$ 366
Furniture and fixtures | Cost
Property, plant and equipment
Net balance	800	724	1,169
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (512)	R$ (358)	(597)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 347	R$ 507
Leasehold improvements | Cost
Property, plant and equipment
Net balance	1,609	1,607	2,177
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (1,262)	R$ (1,100)	(1,086)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Net balance	R$ 11,159	R$ 13,993
Data processing equipment | Cost
Property, plant and equipment
Net balance	22,500	26,541	19,091
Data processing equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(11,341)	(12,548)	(9,061)
Right of use – leases
Property, plant and equipment
Net balance	2,534	4,604
Right of use – leases | Cost
Property, plant and equipment
Net balance	5,129	5,313	6,943
Right of use – leases | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (2,595)	R$ (709)	(3,097)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 85	R$ 80
Machinery and equipment | Cost
Property, plant and equipment
Net balance	93	374	408
Machinery and equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(8)	(294)	(330)
Other fixed assets
Property, plant and equipment
Net balance		40
Other fixed assets | Cost
Property, plant and equipment
Net balance	0	158	332
Other fixed assets | Accumulated depreciation
Property, plant and equipment
Net balance	R$ 0	R$ (118)	R$ (217)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%